Offerings	May 09, 2025 USD ($) nonNegativeDecimal2ItemType nonNegativeDecimal4lItemType Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | nonNegativeDecimal2ItemType	3,400,000
Proposed Maximum Offering Price per Unit | nonNegativeDecimal4lItemType	80.52
Maximum Aggregate Offering Price	$ 273,768,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 41,913.88
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 covers any additional securities to be offered or issued from stock splits, stock dividends or similar transactions or pursuant to anti-dilution adjustments.
(2)Represents 3,400,000 additional shares of the Registrant’s common stock issuable under the Registrant’s Amended and Restated 2015 Equity Incentive Plan.
(3)Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of common stock on May 6, 2025, as reported on the Nasdaq Global Select Market.
(4)Represents 8,000,000 additional shares of the Registrant’s common stock issuable under the Registrant’s Amended and Restated 2015 Employee Stock Purchase Plan (the “ESPP”).
(5)Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of common stock on May 6, 2025, as reported on the Nasdaq Global Select Market, multiplied by 85%. Pursuant to the ESPP, the purchase price of a share is 85% of the lesser of the fair market value of the Registrant’s common stock on the Offering Date or the Purchase Date (as such terms are defined in the ESPP).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | nonNegativeDecimal2ItemType	8,000,000
Proposed Maximum Offering Price per Unit | nonNegativeDecimal4lItemType	68.44
Maximum Aggregate Offering Price	$ 547,520,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 83,825.31
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 covers any additional securities to be offered or issued from stock splits, stock dividends or similar transactions or pursuant to anti-dilution adjustments.
(2)Represents 3,400,000 additional shares of the Registrant’s common stock issuable under the Registrant’s Amended and Restated 2015 Equity Incentive Plan.
(3)Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of common stock on May 6, 2025, as reported on the Nasdaq Global Select Market.
(4)Represents 8,000,000 additional shares of the Registrant’s common stock issuable under the Registrant’s Amended and Restated 2015 Employee Stock Purchase Plan (the “ESPP”).
(5)Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of common stock on May 6, 2025, as reported on the Nasdaq Global Select Market, multiplied by 85%. Pursuant to the ESPP, the purchase price of a share is 85% of the lesser of the fair market value of the Registrant’s common stock on the Offering Date or the Purchase Date (as such terms are defined in the ESPP).